Registration No. 333-40186

File No. 811-10001

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 22	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 25	☒

oppenheimer main street SELECT fund®

 (Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street 11th Floor, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of December, 2014.

Oppenheimer Main Street Select Fund®

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the Board of Trustees	December 11, 2014
Sam Freedman

Arthur P. Steinmetz*	President and Principal	December 11, 2014
Arthur P. Steinmetz	Executive Officer

William F. Glavin, Jr.*	Trustee	December 11, 2014
William F. Glavin, Jr.

Brian W. Wixted*	Treasurer, Principal	December 11, 2014
Brian W. Wixted	Financial and Accounting Officer

Jon S. Fossel*	Trustee	December 11, 2014
Jon S. Fossel

Richard F. Grabish*	Trustee	December 11, 2014
Richard F. Grabish

Beverly L. Hamilton*	Trustee	December 11, 2014
Beverly L. Hamilton

Victoria J. Herget*	Trustee	December 11, 2014
Victoria J. Herget

Robert J. Malone*	Trustee	December 11, 2014
Robert J. Malone

F. William Marshall, Jr.*	Trustee	December 11, 2014
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	December 11, 2014
Karen L. Stuckey

James D. Vaughn*	Trustee	December 11, 2014
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document